3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750
Lisa D. Zeises
direct dial: 215.981.4722
zeisesl@pepperlaw.com
May 16, 2011
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	FundVantage Trust File Nos. 333-141120 and 811-22027
Ladies and Gentlemen:
          On behalf of FundVantage Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated May 1, 2011, for the SNW Oregon Short-Term Tax-Exempt Bond Fund (the “Fund”). The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.
          If you have any questions, please contact the undersigned at 215.981.4722 or John P. Falco, Esq. at 215.981.4659.

Very truly yours,
/s/ Lisa D. Zeises
Lisa D. Zeises

cc:	Mr. Joel L. Weiss John P. Falco, Esq.

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EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase